UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-7739

                    Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

                            Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq.

The Northern Trust Company

50 South LaSalle Street, B-9

                                     Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end:  October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.2%
Apparel	1.0
Banks	12.9
Beverages	0.9
Chemicals	7.9
Commercial Services	2.1
Computers	7.1
Cosmetics/Personal Care	5.6
Distribution/Wholesale	3.4
Diversified Financial Services	2.0
Electrical Components & Equipment	2.8
Electronics	1.8
Engineering & Construction	1.0
Food	2.8
Healthcare - Products	3.1
Holding Companies - Diversified	1.1
Internet	6.5
Machinery - Diversified	2.7
Media	1.2
Miscellaneous Manufacturing	1.1
Mutual Funds	0.7
Oil & Gas	4.4
Oil & Gas Services	2.4
Pharmaceuticals	3.2
Retail	10.0
Software	9.7
Telecommunications	1.3

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 99.2%

Australia - 1.0%
Cochlear Ltd. (Healthcare - Products)	21,430	$1,651,953

Austria - 0.8%
Erste Group Bank AG (Banks)	27,900	1,397,954

Canada - 0.9%
Encana Corp. (Oil & Gas)	47,090	1,519,594

China - 2.2%
Anta Sports Products Ltd. (Retail)	1,086,000	1,733,529
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	438,000	1,916,006

		3,649,535

Denmark - 1.4%
Novo Nordisk AS, Class B (Pharmaceuticals)	21,500	2,428,186

France - 4.1%
Air Liquide SA (Chemicals)	21,237	2,651,011
Dassault Systemes SA (Software)	34,450	2,710,995
L’Oreal SA (Cosmetics/Personal Care)	14,110	1,639,309

		7,001,315

Germany - 1.7%
Hamburger Hafen und Logistik AG (Commercial Services)	39,100	1,729,621
Qiagen NV (Healthcare - Products)*	63,278	1,166,100

		2,895,721

Hong Kong - 3.4%
Li & Fung Ltd. (Distribution/Wholesale)	893,800	5,816,614

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	57,900	2,509,386

Indonesia - 1.0%
Bank Central Asia Tbk PT (Banks)	2,654,000	1,658,530

Japan - 9.8%
ABC-Mart Inc. (Retail)	43,000	1,560,969
Fanuc Ltd. (Machinery - Diversified)	28,700	4,520,226
JGC Corp. (Engineering & Construction)	70,300	1,723,095
Keyence Corp. (Electronics)	11,260	2,982,278
M3 Inc. (Internet)	372	1,974,616
Unicharm Corp. (Cosmetics/Personal Care)	100,100	3,869,216

		16,630,400

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Mexico - 0.9%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	19,200	$1,520,256

Russia - 1.2%
Gazprom OAO - Sponsored ADR (Oil & Gas)	78,200	2,077,178

Singapore - 1.0%
Olam International Ltd. (Food)	689,000	1,650,929

South Africa - 1.0%
Sasol Ltd. (Oil & Gas)	34,730	1,675,852

Switzerland - 7.3%
Lonza Group AG, Reg S (Chemicals)	18,800	1,484,572
Nestle SA - Sponsored ADR, Reg S (Food)	58,255	3,158,586
Novartis AG, Reg S (Pharmaceuticals)	29,620	1,651,668
Sonova Holding AG, Reg S (Healthcare - Products)	19,280	2,417,511
Swatch Group AG, Bearer (Retail)	9,270	3,727,090

		12,439,427

Turkey - 1.2%
Turkiye Garanti Bankasi AS - ADR (Banks)	462,000	2,069,760

United Kingdom - 5.0%
Autonomy Corp. plc (Software)*	61,800	1,481,354
RPS Group plc (Commercial Services)	530,000	1,767,358
Standard Chartered plc (Banks)	124,000	3,232,470
WPP plc (Media)	158,370	1,961,071

		8,442,253

United States - 53.8%
3M Co. (Miscellaneous Manufacturing)	20,970	1,843,682
Abbott Laboratories (Pharmaceuticals)	29,880	1,349,381
Adobe Systems Inc. (Software)*	146,690	4,848,104
Amazon.com Inc. (Internet)*	13,200	2,239,248
Apple Inc. (Computers)*	11,800	4,003,976
Bunge Ltd. (Agriculture)	30,270	2,060,479
Charles Schwab Corp. (Diversified Financial Services)	94,700	1,709,335
Cisco Systems Inc. (Telecommunications)*	102,915	2,176,652
Citrix Systems Inc. (Software)*	27,600	1,743,768
Coach Inc. (Apparel)	31,500	1,703,835
Colgate-Palmolive Co. (Cosmetics/Personal Care)	29,850	2,291,584
eBay Inc. (Internet)*	129,300	3,925,548
EMC Corp. (Computers)*	171,250	4,262,412
Emerson Electric Co. (Electrical Components & Equipment)	80,370	4,732,186
Exxon Mobil Corp. (Oil & Gas)	27,890	2,250,165
Google Inc., Class A (Internet)*	4,847	2,909,945

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United States - 53.8% - (continued)
Greenhill & Co., Inc. (Diversified Financial Services)	25,400	$1,763,268
Informatica Corp. (Software)*	40,000	1,856,000
JPMorgan Chase & Co. (Banks)	116,700	5,244,498
McDonald’s Corp. (Retail)	21,400	1,576,538
Monsanto Co. (Chemicals)	54,700	4,013,886
Oracle Corp. (Software)	121,210	3,882,356
Praxair Inc. (Chemicals)	20,520	1,909,181
Procter & Gamble Co. (Cosmetics/Personal Care)	27,300	1,723,449
Schlumberger Ltd. (Oil & Gas Services)	44,790	3,985,861
Sigma-Aldrich Corp. (Chemicals)	52,600	3,347,990
Staples Inc. (Retail)	175,910	3,924,552
Teradata Corp. (Computers)*	87,500	3,761,625
Walgreen Co. (Retail)	109,400	4,424,138
Wells Fargo & Co. (Banks)	175,460	5,688,413

		91,152,055

Total Common Stocks (Cost $135,821,254)		168,186,898

Cash Equivalent - 0.7%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	1,262,047	1,262,047

Total Cash Equivalent (Cost $1,262,047)		1,262,047

Total Investments — 99.9% (Cost $ 137,083,301)		$169,448,945

Other Assets Less Liabilities - 0.1%		167,989

Net Assets — 100.0%		$169,616,934

Summary of Abbreviations

ADR	American Depository Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.1%
Auto Parts & Equipment	1.2
Banks	9.8
Biotechnology	1.2
Chemicals	4.2
Computers	1.0
Cosmetics/Personal Care	3.8
Distribution/Wholesale	2.7
Electrical Components & Equipment	2.7
Electronics	2.7
Engineering & Construction	1.0
Food	5.5
Healthcare - Products	5.1
Holding Companies - Diversified	2.1
Insurance	3.8
Internet	1.1
Leisure Time	1.2
Machinery - Construction & Mining	1.6
Machinery - Diversified	2.8
Media	4.4
Metal Fabrication/Hardware	1.2
Mutual Funds	5.5
Oil & Gas	8.7
Oil & Gas Services	2.0
Pharmaceuticals	4.0
Retail	3.8
Semiconductors	6.0
Software	5.8
Telecommunications	3.9
Transportation	1.0

Total Investments	100.9
Liabilities Less Other Assets	(0.9)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 91.0%

Australia - 2.3%
Cochlear Ltd. (Healthcare - Products)	113,400	$8,741,552
CSL Ltd. (Biotechnology)	260,300	9,668,070

		18,409,622

Austria - 2.0%
Erste Group Bank AG (Banks)	316,420	15,854,498

Brazil - 0.2%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,615,679

Canada - 4.0%
Canadian National Railway Co. (Transportation)	112,800	7,659,120
Encana Corp. (Oil & Gas)	350,882	11,322,962
Imperial Oil Ltd. (Oil & Gas)	272,990	12,178,084

		31,160,166

China - 1.0%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	1,904,000	7,489,124

Denmark - 1.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	68,800	7,770,194

France - 12.7%
Air Liquide SA (Chemicals)	210,502	26,276,929
Dassault Systemes SA (Software)	347,800	27,369,636
L’Oreal SA (Cosmetics/Personal Care)	139,970	16,261,803
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	58,430	9,116,743
Schneider Electric SA (Electrical Components & Equipment)	133,850	20,894,285

		99,919,396

Germany - 5.6%
Allianz SE, Reg S (Insurance)	151,200	21,002,702
Fresenius SE & Co. KGaA (Healthcare - Products)	150,868	13,153,559
QIAGEN NV (Healthcare - Products)*	543,470	10,015,174

		44,171,435

Hong Kong - 3.9%
Li & Fung Ltd. (Distribution/Wholesale)	3,264,200	21,242,551
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	11,576,000	9,646,071

		30,888,622

India - 1.4%
ICICI Bank Ltd. - Sponsored ADR (Banks)	247,300	10,717,982

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

	Shares	Value (1)

Israel - 1.6%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	227,560	$12,436,154

Japan - 11.6%
Fanuc Ltd. (Machinery - Diversified)	140,100	22,065,632
Hoya Corp. (Electronics)	526,900	12,388,172
JGC Corp. (Engineering & Construction)	318,000	7,794,369
Jupiter Telecommunications Co., Ltd. (Media)	8,455	8,650,811
Keyence Corp. (Electronics)	34,665	9,181,230
M3 Inc. (Internet)	1,670	8,864,539
MISUMI Group Inc. (Metal Fabrication/Hardware)	358,000	9,186,220
Unicharm Corp. (Cosmetics/Personal Care)	354,700	13,710,400

		91,841,373

Mexico - 4.7%
America Movil SAB de CV, Series L - ADR (Telecommunications)	290,500	16,555,595
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	732,540	20,430,541

		36,986,136

Poland - 0.8%
Bank Pekao SA - GDR, Reg S (Banks)#	110,160	6,560,909

Russia - 0.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)	274,970	7,303,856

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	613,083	7,218,484

South Africa - 2.5%
MTN Group Ltd. (Telecommunications)	813,600	13,964,542
Sasol Ltd. (Oil & Gas)	115,641	5,580,111

		19,544,653

South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	16,920	7,388,781

Sweden - 1.6%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	524,900	12,603,439

Switzerland - 8.8%
Alcon, Inc. (Healthcare - Products)	51,470	8,382,404
Logitech International SA, Reg S (Computers)*	419,900	7,868,926
Lonza Group AG, Reg S (Chemicals)	89,500	7,067,509
Nestle SA - Sponsored ADR, Reg S (Food)	451,350	24,472,197
Roche Holding AG, Genusschein (Pharmaceuticals)	75,950	11,548,944
Swatch Group AG, Bearer (Retail)	24,680	9,922,824

		69,262,804

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	3,494,125	$9,139,494

Turkey - 1.0%
Turkiye Garanti Bankasi AS (Banks)	1,805,000	8,086,400

United Kingdom - 16.2%
Admiral Group plc (Insurance)	330,400	8,699,703
ARM Holdings plc (Semiconductors)	2,483,500	20,658,780
Autonomy Corp. plc (Software)*	753,200	18,054,298
BG Group plc (Oil & Gas)	763,880	17,194,003
Standard Chartered plc (Banks)	680,310	17,734,530
Tesco plc (Food)	1,882,780	12,148,847
Unilever plc (Food)	243,625	7,084,509
WPP plc (Media)	2,113,720	26,173,864

		127,748,534

United States - 4.2%
Bunge Ltd. (Agriculture)	125,380	8,534,617
Carnival Corp. (Leisure Time)	212,700	9,509,817
Schlumberger Ltd. (Oil & Gas Services)	173,400	15,430,866

		33,475,300

Total Common Stocks (Cost $557,866,350)		717,593,035

Preferred Stocks - 4.4%

Brazil - 3.1%
Itau Unibanco Holding SA - ADR (Banks)	528,600	11,364,900
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	400,300	13,309,975

		24,674,875

South Korea - 1.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	34,700	10,168,359

Total Preferred Stocks (Cost $31,892,378)		34,843,234

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value
Cash Equivalent - 5.5%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	43,525,505	$43,525,505

Total Cash Equivalent (Cost $43,525,505)		43,525,505

Total Investments — 100.9% (Cost $ 633,284,233)		$795,961,774

Liabilities Less Other Assets - (0.9)%		(6,939,361)

Net Assets — 100.0%		$789,022,413

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.3%
Auto Parts & Equipment	3.1
Banks	4.7
Beverages	1.5
Chemicals	7.4
Commercial Services	2.8
Computer Software & Processing	1.4
Cosmetics/Personal Care	1.6
Distribution/Wholesale	2.2
Diversified Financial Services	3.7
Electrical Components & Equipment	3.3
Electronics	5.0
Engineering & Construction	2.3
Environmental Control	0.8
Food	7.1
Gas	1.7
Hand/Machine Tools	2.5
Healthcare - Products	4.1
Healthcare - Services	3.5
Insurance	1.1
Leisure Time	1.4
Machinery - Diversified	6.0
Media	1.3
Mining	2.5
Miscellaneous Manufacturing	6.0
Mutual Funds	4.1
Oil & Gas Services	0.9
Packaging & Containers	1.1
Pharmaceuticals	3.3
Retail	1.9
Semiconductors	3.2
Shipbuilding	1.3
Telecommunications	2.8
Transportation	2.8
Trucking & Leasing	1.6

Total Investments	101.3
Liabilities Less Other Assets	(1.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 95.8%

Australia - 7.6%
Bank of Queensland Ltd. (Banks)	18,680	$184,480
Bradken Ltd. (Engineering & Construction)	32,100	297,139
Imdex Ltd. (Mining)*	259,430	503,867
SAI Global Ltd. (Media)	54,897	256,139
TPG Telecom Ltd. (Telecommunications)*	185,000	268,533

		1,510,158

Austria - 2.0%
BWT AG (Environmental Control)	5,586	160,596
Semperit AG Holding (Miscellaneous Manufacturing)	4,630	223,570

		384,166

Brazil - 1.4%
Fleury SA (Healthcare - Services)	18,900	283,452

Canada - 2.3%
GLV Inc., Class A (Machinery - Diversified)*	20,900	161,754
Laurentian Bank of Canada (Banks)	5,600	296,954

		458,708

China - 3.5%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)	235,000	250,546
Wasion Group Holdings Ltd. (Electronics)	280,000	147,593
Yip’s Chemical Holdings Ltd. (Chemicals)	246,000	295,834

		693,973

Denmark - 2.8%
NKT Holding A/S (Miscellaneous Manufacturing)	3,250	189,092
Topsil Semiconductor Materials (Semiconductors)*	1,390,000	360,005

		549,097

Finland - 2.1%
Vacon oyj (Hand/Machine Tools)	4,377	233,743
Vaisala Oyj, Class A (Electronics)	6,333	183,515

		417,258

France - 4.1%
Boiron SA (Pharmaceuticals)	5,673	220,748
Rubis (Gas)	2,834	329,131
Touax SA (Transportation)	6,543	268,499

		818,378

Germany - 4.7%
Bijou Brigitte Modische Accessoires AG (Retail)	932	132,116
Carl Zeiss Meditec AG (Healthcare - Products)	13,270	254,344

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Germany - 4.7% - (continued)
Draegerwerk AG & Co KGAA (Healthcare - Products)*	654	$44,636
Drillisch AG (Telecommunications)	35,788	292,823
Gerresheimer AG (Packaging & Containers)*	5,120	211,692

		935,611

Hong Kong - 6.2%
Chen Hsong Holdings (Machinery - Diversified)	550,000	319,635
Chong Hing Bank Ltd. (Banks)	111,000	324,468
Pico Far East Holdings Ltd. (Commercial Services)	884,000	178,962
Vinda International Holdings Ltd. (Cosmetics/Personal Care)	114,000	106,787
Vitasoy International Holdings Ltd. (Beverages)	330,000	291,607

		1,221,459

Indonesia - 1.5%
Bank Bukopin Tbk PT (Banks)	2,000,000	132,675
Wijaya Karya PT (Engineering & Construction)	2,320,000	156,887

		289,562

Ireland - 2.3%
FBD Holdings plc (Insurance)	24,066	217,479
Grafton Group plc (Retail)	51,000	237,934

		455,413

Italy - 4.1%
Cembre S.p.A (Electrical Components & Equipment)	33,417	279,922
MARR S.p.A (Distribution/Wholesale)	21,163	254,318
SOL S.p.A (Chemicals)	38,541	276,929

		811,169

Japan - 10.8%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	13,000	260,894
BML Inc. (Healthcare - Services)	7,200	193,580
C. Uyemura & Co., Ltd. (Chemicals)	4,000	175,237
Lintec Corp. (Chemicals)	10,800	301,484
Miura Co., Ltd. (Machinery - Diversified)	4,200	116,663
Nakanishi Inc. (Healthcare - Products)	2,300	239,005
Pigeon Corp. (Cosmetics/Personal Care)	6,600	200,674
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	24,000	275,841
Stella Chemifa Corp. (Chemicals)	4,800	222,138
Tsumura & Co. (Pharmaceuticals)	5,000	157,107

		2,142,623

Malaysia - 3.7%
Coastal Contracts Berhad (Shipbuilding)	342,000	265,890
Supermax Corp. Berhad (Miscellaneous Manufacturing)	141,500	203,877

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Malaysia - 3.7% - (continued)
United Plantations Berhad (Agriculture)	49,500	$267,717

		737,484

Netherlands - 2.0%
Brunel International NV (Commercial Services)	4,627	187,720
KAS Bank NV - CVA (Diversified Financial Services)	12,838	201,161

		388,881

New Zealand - 1.3%
Sanford Ltd. (Food)	67,153	259,445

Singapore - 3.4%
Goodpack Ltd. (Trucking & Leasing)	181,000	310,848
KS Energy Services Ltd. (Oil & Gas Services)*	207,000	173,455
Tat Hong Holdings Ltd. (Distribution/Wholesale)	248,000	178,826

		663,129

South Korea - 3.3%
Binggrae Co., Ltd. (Food)*	4,700	230,904
Han Kuk Carbon Co., Ltd. (Chemicals)*	41,800	198,453
Samwha Capacitor Co., Ltd. (Electronics)*	23,600	212,243

		641,600

Spain - 1.4%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	512	277,751

Sweden - 4.7%
Industrial & Financial Systems, Class B (Computer Software & Processing)	16,736	270,508
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)	18,100	330,406
Mekonomen AB (Auto Parts & Equipment)	9,100	325,982

		926,896

Switzerland - 5.7%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)	5,600	372,224
Huegli Holding AG - Bearer (Food)	430	319,610
Lem Holding SA, Reg S (Electronics)	676	443,194

		1,135,028

Taiwan - 5.5%
Merida Industry Co., Ltd. (Leisure Time)	149,000	272,152
Nak Sealing Technologies Corp. (Auto Parts & Equipment)	179,000	292,963
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	232,559	250,285
Youngtek Electronics Corp. (Semiconductors)	95,188	273,643

		1,089,043

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Thailand - 1.1%
Khon Kaen Sugar Industry pcl, Reg S (Food)	503,800	$216,879

United Kingdom - 8.3%
Greggs plc (Food)	27,000	201,645
Hamworthy plc (Machinery - Diversified)	41,152	329,698
PayPoint plc (Diversified Financial Services)	35,697	211,820
Rathbone Brothers plc (Diversified Financial Services)	17,430	320,543
Robert Wiseman Dairies plc (Food)	32,451	176,805
RPS Group plc (Commercial Services)	54,860	182,938
Synergy Health plc (Healthcare - Services)	15,313	216,963

		1,640,412

Total Common Stocks (Cost $16,010,887)		18,947,575

Preferred Stocks - 1.4%

Germany - 1.4%
Draegerwerk AG & Co. KGaA (Healthcare - Products)	3,482	274,697

Total Preferred Stocks (Cost $209,307)		274,697

Warrants - 0.0%

Thailand - 0.0%
Khon Kaen Sugar Industry pcl, Expires 03/15/2013 (Food)*	28,380	3,876

Total Warrants (Cost $ — )		3,876

Cash Equivalent - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	800,317	800,317

Total Cash Equivalent (Cost $800,317)		800,317

Total Investments — 101.3% (Cost $ 17,020,511)		$20,026,465

Liabilities Less Other Assets - (1.3)%		(257,759)

Net Assets — 100.0%		$19,768,706

Summary of Abbreviations

Reg S     Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.5%
Auto Parts & Equipment	0.7
Banks	16.0
Beverages	4.1
Building Materials	3.8
Chemicals	1.6
Commercial Services	4.2
Computers	3.4
Cosmetics/Personal Care	2.5
Distribution/Wholesale	1.4
Diversified Financial Services	0.7
Electrical Components & Equipment	2.1
Electronics	3.5
Engineering & Construction	1.3
Food	2.0
Healthcare - Products	2.5
Holding Companies - Diversified	1.8
Home Furnishings	1.7
Insurance	1.5
Internet	1.4
Iron & Steel	0.5
Leisure Time	0.6
Media	0.6
Mining	3.3
Miscellaneous Manufacturing	0.5
Mutual Funds	4.1
Oil & Gas	9.8
Pharmaceuticals	2.8
Pipelines	1.2
Real Estate	1.1
Retail	2.8
Semiconductors	8.9
Telecommunications	7.8

Total Investments	100.7
Liabilities Less Other Assets	(0.7)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 87.3%

Argentina - 0.5%
Banco Macro SA - ADR (Banks)	48,220	$2,224,871

Brazil - 10.8%
Anhanguera Educacional Participacoes SA (Commercial Services)	369,956	7,845,433
Banco Bradesco SA - ADR (Banks)	475,478	8,996,044
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	439,600	4,854,996
Hypermarcas SA (Pharmaceuticals)*	314,900	3,747,932
Natura Cosmeticos SA (Cosmetics/Personal Care)	252,700	6,473,074
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	6,187,022
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	136,400	2,044,834
Vale SA - Sponsored ADR (Mining)	208,740	7,270,414

		47,419,749

Chile - 2.6%
Banco Santander Chile - ADR (Banks)	52,636	4,467,744
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	131,800	7,048,664

		11,516,408

China - 12.6%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	976,000	4,538,907
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	1,774,000	7,760,262
China Mobile Ltd. - Sponsored ADR (Telecommunications)	125,000	6,142,500
CNOOC Ltd. - ADR (Oil & Gas)	23,400	5,210,244
Hengan International Group Co., Ltd. (Healthcare - Products)	606,500	4,559,733
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	5,647,000	6,058,779
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	45,000	4,439,700
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	1,591,000	4,117,690
Tencent Holdings Ltd. (Internet)	236,000	6,157,759
VanceInfo Technologies, Inc. - ADR (Computers)*	128,000	4,467,200
Wumart Stores Inc., Class H (Retail)	938,000	1,967,375

		55,420,149

Colombia - 1.0%
BanColombia SA - Sponsored ADR (Banks)	73,770	4,311,119

Czech Republic - 0.3%
Central European Media Enterprises Ltd., Class A (Media)*	76,530	1,392,846

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)	105,300	3,514,423

Greece - 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages)	123,830	3,651,676

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Hong Kong - 2.7%
ASM Pacific Technology Ltd. (Semiconductors)	504,900	$6,021,295
Li & Fung Ltd. (Distribution/Wholesale)	920,000	5,987,117

		12,008,412

Hungary - 0.4%
Richter Gedeon Nyrt. (Pharmaceuticals)	8,620	1,839,045

India - 6.4%
Ambuja Cements Ltd. (Building Materials)	2,037,300	5,623,016
Axis Bank Ltd. (Banks)	211,900	5,745,476
Bajaj Auto Ltd. (Leisure Time)	106,100	2,885,113
Dabur India Ltd. (Cosmetics/Personal Care)	2,181,000	4,451,137
HDFC Bank Ltd. - ADR (Banks)	22,303	3,220,776
Infosys Technologies Ltd. - Sponsored ADR (Computers)	58,200	3,940,722
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	536,500	2,235,218

		28,101,458

Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	11,196,000	6,045,507

Luxembourg - 1.3%
Millicom International Cellular SA (Telecommunications)	62,200	5,800,150

Mexico - 8.7%
America Movil SAB de CV, Series L - ADR (Telecommunications)	232,377	13,243,182
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	55,400	4,386,572
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	45,905	2,399,913
Grupo Financiero Banorte SAB de CV, Class O (Banks)	1,095,080	4,872,571
Grupo Televisa SA - Sponsored ADR (Media)*	58,600	1,409,916
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	1,356,800	3,283,608
Wal-Mart de Mexico SAB de CV - Sponsored ADR (Retail)	306,230	8,540,755

		38,136,517

Panama - 0.5%
Copa Holdings SA, Class A (Airlines)	37,300	2,098,125

Peru - 1.0%
Credicorp Ltd. (Banks)	43,000	4,483,180

Philippines - 0.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	27,155	1,512,534

Poland - 0.9%
Bank Pekao SA (Banks)	66,454	3,957,643

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 7.4%
Gazprom OAO - Sponsored ADR (Oil & Gas)	356,500	$9,469,486
Lukoil OAO - Sponsored ADR (Oil & Gas)	139,078	8,618,664
Sberbank of Russia (Banks)	1,699,000	5,940,101
X5 Retail Group NV - GDR, Reg S (Food)*	205,156	8,713,907

		32,742,158

South Africa - 4.9%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	212,800	2,522,162
MTN Group Ltd. (Telecommunications)	441,250	7,573,568
Pretoria Portland Cement Co., Ltd. (Building Materials)	772,800	3,353,657
SABMiller plc (Beverages)	153,300	4,938,902
Standard Bank Group Ltd. (Banks)	230,732	3,375,594

		21,763,883

South Korea - 4.6%
Amorepacific Corp. (Cosmetics/Personal Care)	256	248,032
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	118,600	2,919,627
KB Financial Group Inc. - ADR (Diversified Financial Services)*	60,591	3,154,973
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	17,330	7,567,824
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	31,460	6,506,413

		20,396,869

Taiwan - 10.7%
Delta Electronics Inc. (Electrical Components & Equipment)	2,058,189	9,496,751
Hon Hai Precision Industry Co., Ltd. (Electronics)	1,585,680	6,789,888
MediaTek Inc. (Semiconductors)	452,431	6,138,815
Quanta Computer Inc. (Computers)	3,047,000	6,437,726
Synnex Technology International Corp. (Electronics)	3,352,351	8,796,742
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	3,620,577	9,470,251

		47,130,173

Thailand - 2.3%
PTT Exploration & Production pcl, Class F (Oil & Gas)	1,082,000	5,620,952
Siam Commercial Bank pcl, Class F (Banks)	1,453,170	4,421,319

		10,042,271

Turkey - 2.8%
Arcelik A/S (Home Furnishings)	1,443,800	7,506,678
Turkiye Garanti Bankasi A/S (Banks)	1,111,700	4,940,699

		12,447,377

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 1.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	528,620	$6,810,420

Total Common Stocks (Cost $304,720,631)		384,766,963

Preferred Stocks - 8.9%

Brazil - 5.5%
Cia de Bebidas das Americas - ADR (Beverages)	198,500	5,299,950
Itau Unibanco Holding SA - ADR (Banks)	163,495	3,515,143
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	240,900	8,009,925
Vale SA - Sponsored ADR (Mining)	239,300	7,413,514

		24,238,532

Russia - 1.2%
AK Transneft OAO (Pipelines)#	3,929	5,109,776

South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	33,624	9,853,052

Total Preferred Stocks (Cost $31,175,211)		39,201,360

Participation Notes - 0.4%

Saudi Arabia - 0.4%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	47,000	1,826,540

Total Participation Notes (Cost $1,955,966)		1,826,540

Cash Equivalent - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	18,123,957	18,123,957

Total Cash Equivalent (Cost $18,123,957)		18,123,957

Total Investments — 100.7% (Cost $ 355,975,765)		$443,918,820

Liabilities Less Other Assets - (0.7)%		(2,996,933)

Net Assets — 100.0%		$440,921,887

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of January 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.5%
Auto Parts & Equipment	0.6
Banks	15.9
Beverages	4.1
Building Materials	3.8
Chemicals	1.6
Commercial Services	4.1
Computers	3.3
Cosmetics/Personal Care	2.5
Distribution/Wholesale	1.3
Diversified Financial Services	0.7
Electrical Components & Equipment	2.1
Electronics	3.5
Engineering & Construction	1.4
Food	1.9
Healthcare - Products	2.5
Holding Companies - Diversified	1.8
Home Furnishings	1.7
Insurance	1.5
Internet	1.5
Iron/Steel	0.5
Leisure Time	0.7
Media	0.7
Mining	3.3
Miscellaneous Manufacturing	0.5
Mutual Funds	4.3
Oil & Gas	9.8
Pharmaceuticals	2.8
Pipelines	1.2
Real Estate	1.1
Retail	2.9
Semiconductors	8.9
Telecommunications	7.8

Total Investments	100.8
Liabilities Less Other Assets	(0.8)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 90.8%

Argentina - 0.5%
Banco Macro SA - ADR (Banks)	235,497	$10,865,832

Brazil - 13.2%
Anhanguera Educacional Participacoes SA (Commercial Services)	1,793,882	38,041,770
Banco Bradesco SA - ADR (Banks)	2,172,202	41,098,062
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	2,011,000	22,209,730
Hypermarcas SA (Pharmaceuticals)*	1,480,000	17,614,926
Natura Cosmeticos SA (Cosmetics/Personal Care)	1,188,900	30,454,441
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	53,518,695
Usinas Siderurgicas de Minas Gerais SA (Iron/Steel)	711,800	10,670,915
Vale SA - Sponsored ADR (Mining)	1,856,200	64,651,446

		278,259,985

Chile - 2.6%
Banco Santander Chile - ADR (Banks)	253,344	21,503,839
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	630,500	33,719,140

		55,222,979

China - 12.6%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	4,673,000	21,731,878
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	8,542,000	37,366,494
China Mobile Ltd. - Sponsored ADR (Telecommunications)	610,000	29,975,400
CNOOC Ltd. - ADR (Oil & Gas)	112,800	25,116,048
Hengan International Group Co., Ltd. (Healthcare - Products)	2,904,000	21,832,588
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	25,884,000	27,771,458
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	219,500	21,655,870
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	7,134,000	18,463,607
Tencent Holdings Ltd. (Internet)	1,197,000	31,232,361
VanceInfo Technologies Inc. - ADR (Computers)*	583,000	20,346,700
Wumart Stores Inc., Class H (Retail)	4,748,000	9,958,528

		265,450,932

Colombia - 1.0%
BanColombia SA - Sponsored ADR (Banks)	355,400	20,769,576

Czech Republic - 0.3%
Central European Media Enterprises Ltd., Class A (Media)*	386,000	7,025,200

Egypt - 0.8%
Orascom Construction Industries - GDR (Engineering & Construction)	497,200	16,594,219

Greece - 0.8%
Coca Cola Hellenic Bottling Co., SA (Beverages)	575,200	16,962,319

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Hong Kong - 2.6%
ASM Pacific Technology Ltd. (Semiconductors)	2,336,100	$27,859,669
Li & Fung Ltd. (Distribution/Wholesale)	4,146,000	26,981,073

		54,840,742

Hungary - 0.5%
Richter Gedeon Nyrt. (Pharmaceuticals)	45,500	9,707,257

India - 6.4%
Ambuja Cements Ltd. (Building Materials)	9,697,400	26,765,149
Axis Bank Ltd. (Banks)	1,039,400	28,182,387
Bajaj Auto Ltd. (Leisure Time)	515,500	14,017,677
Dabur India Ltd. (Cosmetics/Personal Care)	10,520,000	21,469,950
HDFC Bank Ltd. - ADR (Banks)	107,197	15,480,319
Infosys Technologies Ltd. - Sponsored ADR (Computers)	283,200	19,175,472
Jain Irrigation Systems Ltd. (Miscellaneous Manufacturing)	2,490,000	10,374,077

		135,465,031

Indonesia - 1.3%
Bank Rakyat Indonesia (Banks)	52,318,000	28,250,164

Luxembourg - 1.3%
Millicom International Cellular SA (Telecommunications)	288,700	26,921,275

Mexico - 8.7%
America Movil SAB de CV, Class L - ADR (Telecommunications)	1,082,547	61,694,376
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	272,000	21,536,960
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	229,598	12,003,383
Grupo Financiero Banorte SAB de CV, Class O (Banks)	5,001,840	22,255,743
Grupo Televisa SA - Sponsored ADR (Media)*	295,100	7,100,106
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	6,778,500	16,404,729
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,482,414	41,344,527

		182,339,824

Panama - 0.5%
Copa Holdings SA, Class A (Airlines)	174,900	9,838,125

Peru - 1.0%
Credicorp Ltd. (Banks)	207,300	21,613,098

Philippines - 0.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	7,085,875

Poland - 0.9%
Bank Pekao SA (Banks)	334,861	19,942,520

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 7.3%
Gazprom OAO - Sponsored ADR (Oil & Gas)	1,679,785	$44,619,077
Lukoil OAO - Sponsored ADR (Oil & Gas)	649,894	40,273,931
Sberbank of Russia (Banks)	8,110,000	28,354,458
X5 Retail Group NV - GDR, Reg S (Food)*	955,985	40,605,024

		153,852,490

South Africa - 5.0%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	1,038,000	12,302,649
MTN Group Ltd. (Telecommunications)	2,212,700	37,978,544
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,549,000	15,401,307
SABMiller plc (Beverages)	690,600	22,249,223
Standard Bank Group Ltd. (Banks)	1,124,033	16,444,531

		104,376,254

South Korea - 5.9%
Amorepacific Corp. (Cosmetics/Personal Care)	1,216	1,178,154
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	544,000	13,391,880
KB Financial Group Inc. - ADR (Diversified Financial Services)*	286,337	14,909,567
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	143,080	62,481,487
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	155,700	32,201,159

		124,162,247

Taiwan - 10.6%
Delta Electronics Inc. (Electrical Components & Equipment)	9,645,751	44,506,748
Hon Hai Precision Industry Co., Ltd. (Electronics)	7,679,040	32,881,679
MediaTek Inc. (Semiconductors)	2,200,175	29,853,100
Quanta Computer Inc. (Computers)	14,184,000	29,968,068
Synnex Technology International Corp. (Electronics)	15,853,947	41,601,575
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	17,004,637	44,478,596

		223,289,766

Thailand - 2.3%
PTT Exploration & Production pcl, Class F (Oil & Gas)	5,366,800	27,880,338
Siam Commercial Bank pcl (Banks)	6,567,300	19,981,233

		47,861,571

Turkey - 2.8%
Arcelik A/S (Home Furnishings)	6,879,700	35,769,287
Turkiye Garanti Bankasi A/S (Banks)	5,313,300	23,613,761

		59,383,048

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 1.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,544,123	$32,776,942

Total Common Stocks (Cost $1,312,822,827)		1,912,857,271

Preferred Stocks - 5.2%

Brazil - 3.0%
Cia de Bebidas das Americas - ADR (Beverages)	975,000	26,032,500
Itau Unibanco Holding SA - ADR (Banks)	818,857	17,605,428
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	433,800	14,423,850
Vale SA - Sponsored ADR (Mining)	170,000	5,266,600

		63,328,378

Russia - 1.1%
AK Transneft OAO (Pipelines)#	19,000	24,710,042

South Korea - 1.1%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	77,359	22,668,994

Total Preferred Stocks (Cost $64,610,527)		110,707,414

Participation Notes - 0.5%

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	246,000	9,560,187

Total Participation Notes (Cost $10,376,242)		9,560,187

Cash Equivalent - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	91,468,313	91,468,313

Total Cash Equivalent (Cost $91,468,313)		91,468,313

Total Investments — 100.8%
(Cost $ 1,479,277,909)		$2,124,593,185

Liabilities Less Other Assets - (0.8)%		(17,165,223)

Net Assets — 100.0%		$2,107,427,962

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of January 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.6%
Airlines	0.8
Auto Manufacturers	1.0
Banks	33.1
Beverages	1.1
Building Materials	3.2
Chemicals	3.2
Commercial Services	3.0
Distribution/Wholesale	1.8
Diversified Financial Services	1.0
Electric	3.5
Electrical Components & Equipment	0.9
Engineering & Construction	1.7
Food	4.6
Holding Companies - Diversified	3.7
Home Furnishings	0.9
Internet	0.4
Investment Companies	1.8
Iron/Steel	0.4
Machinery - Construction & Mining	0.4
Media	1.1
Mining	5.2
Mutual Funds	4.1
Oil & Gas	4.6
Pharmaceuticals	4.9
Real Estate	0.4
Retail	1.6
Telecommunications	5.5
Textiles	1.1
Transportation	1.5

Total Investments	99.1
Other Assets Less Liabilities	0.9

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited)

	Shares	Value (1)
Common Stocks - 88.7%

Argentina - 6.1%
Banco Macro SA - ADR (Banks)	42,500	$1,960,950
Cresud SACIF y A - Sponsored ADR (Agriculture)	80,600	1,475,786
Molinos Rio de la Plata SA (Food)	326,802	3,058,035

		6,494,771

Bangladesh - 3.3%
Lafarge Surma Cement Ltd. (Building Materials)*	78,900	547,331
Power Grid Co. of Bangladesh Ltd. (Electric)	58,190	765,002
Square Pharmaceuticals Ltd. (Pharmaceuticals)	46,183	2,254,618

		3,566,951

Colombia - 7.9%
BanColombia SA - Sponsored ADR (Banks)	49,080	2,868,236
Cementos Argos SA - Sponsored ADR (Building Materials)#	54,740	1,676,823
Ecopetrol SA - Sponsored ADR (Oil & Gas)	24,400	1,042,856
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	49,900	1,886,649
Interconexion Electrica SA - ADR (Electric)#	5,900	1,042,682

		8,517,246

Croatia - 2.5%
Atlantic Grupa (Distribution/Wholesale)	13,267	1,935,912
Ericsson Nikola Tesla (Telecommunications)	2,671	718,398

		2,654,310

Democratic Republic of Congo - 1.8%
Katanga Mining Ltd. (Mining)*	1,360,575	1,915,790

Egypt - 4.6%
ElSwedy Electric Co. (Electrical Components & Equipment)*	121,799	950,043
Ghabbour Auto (Auto Manufacturers)	166,540	1,111,147
Orascom Construction Industries - GDR (Engineering & Construction)	30,050	1,002,929
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)*	222,769	685,746
Oriental Weavers (Textiles)	220,852	1,227,035

		4,976,900

Estonia - 1.5%
Tallink Group plc (Transportation)*	1,427,120	1,602,177

Ghana - 0.8%
Ghana Commercial Bank Ltd. (Banks)	506,151	870,693

Indonesia -1.1%
Bank Rakyat Indonesia (Banks)	2,209,806	1,193,229

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Jordan - 1.6%
Arab Bank plc (Banks)	78,345	$1,072,834
Arab Potash Co. (Mining)	10,493	644,894

		1,717,728

Kazakhstan - 2.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	143,899	1,484,017
KazMunaiGas Exploration Production - GDR (Oil & Gas)	41,650	895,699

		2,379,716

Kenya - 8.0%
AccessKenya (Internet)	2,530,400	422,995
East African Breweries Ltd. (Beverages)	531,800	1,207,301
Equity Bank Ltd. (Banks)	7,762,200	2,788,193
KenolKobil Ltd. Group (Oil & Gas)	5,087,000	627,670
Kenya Airways Ltd. (Airlines)	1,471,500	827,625
Nation Media Group Ltd. (Media)	537,340	1,133,733
Safaricom Ltd. (Telecommunications)	28,539,400	1,568,242

		8,575,759

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)*	99,090	783,304

Malaysia - 0.1%
Steppe Cement Ltd. (Building Materials)*	72,320	61,954

Mauritius - 1.3%
Mauritius Commercial Bank (Banks)	242,680	1,446,275

Morocco - 2.5%
Douja Promotion Groupe Addoha SA (Real Estate)	36,588	459,998
Managem (Mining)*	11,552	1,126,420
Maroc Telecom (Telecommunications)	58,190	1,110,973

		2,697,391

Nigeria - 6.8%
Access Bank plc (Banks)	29,792,430	1,958,096
Dangote Sugar Refinery plc (Food)	6,114,070	650,989
Diamond Bank plc (Banks)*	30,811,872	1,682,857
First Bank of Nigeria plc (Banks)	15,747,784	1,568,051
UAC of Nigeria plc (Holding Companies - Diversified)	5,650,080	1,425,981

		7,285,974

Pakistan - 2.4%
Engro Corp. Ltd. (Chemicals)	394,316	979,665
MCB Bank Ltd. (Banks)	100,415	265,882

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Pakistan - 2.4% - (continued)
Pakistan Petroleum Ltd. (Oil & Gas)	557,672	$1,359,600

		2,605,147

Peru - 3.8%
Cementos Lima SA (Building Materials)	58,242	988,222
Credicorp Ltd. (Banks)	25,080	2,614,841
Ferreyros SA (Machinery - Construction & Mining)	271,105	440,423

		4,043,486

Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	26,460	1,473,822

Qatar - 7.2%
Commercial Bank of Qatar (Banks)	59,030	1,362,718
Industries Qatar (Chemicals)	65,000	2,445,220
Qatar Electricity & Water Co. (Electric)	56,350	1,964,162
Qatar National Bank SAQ (Banks)	35,630	1,963,364

		7,735,464

Senegal - 0.3%
Sonatel (Telecommunications)	995	340,598

Serbia - 1.1%
AIK Banka AD (Banks)*	15,774	805,745
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	32,550	417,373

		1,223,118

Slovenia - 2.3%
Gorenje Velenje (Home Furnishings)*	57,420	983,082
Krka dd Novo mesto (Pharmaceuticals)	16,360	1,432,285

		2,415,367

Sri Lanka - 1.8%
John Keells Holdings plc (Commercial Services)	708,900	1,877,218

Thailand - 4.2%
Home Product Center pcl (Retail)	6,289,395	1,669,284
PTT Exploration & Production pcl (Oil & Gas)	183,500	953,276
Siam Commercial Bank pcl (Banks)	227,100	690,960
Thai Vegetable Oil pcl (Food)	1,266,000	1,147,359

		4,460,879

Trinidad & Tobago - 1.0%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)	80,570	516,503
Republic Bank Ltd. (Banks)	31,723	401,720

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Trinidad & Tobago - 1.0% - (continued)
Trinidad Cement Ltd. (Building Materials)*	370,480	$149,994

		1,068,217

Turkey - 0.9%
Turkiye Garanti Bankasi AS (Banks)	223,400	992,851

Ukraine - 3.2%
Astarta Holding NV (Holding Companies - Diversified)*	48,720	1,611,966
Ferrexpo plc (Iron/Steel)	68,930	468,666
Kernel Holding SA (Agriculture)*	47,180	1,330,512

		3,411,144

United Arab Emirates - 3.0%
Arabtec Holding Co. (Engineering & Construction)*	1,800,470	809,421
Depa Ltd. (Commercial Services)	1,972,370	1,360,935
Dubai Financial Market (Diversified Financial Services)*	2,759,510	1,041,176

		3,211,532

United Kingdom - 3.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	122,290	1,575,511
Kazakhmys plc (Mining)	82,920	1,997,794

		3,573,305

Total Common Stocks (Cost $89,220,914)		95,172,316

Participation Notes - 6.3%

Kuwait - 2.9%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Banks)(2)	1,911,500	3,084,779

Saudi Arabia - 3.4%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Banks)(2)	69,740	1,873,481
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Banks)(2)	45,210	1,756,976

		3,630,457

Total Participation Notes (Cost $6,679,961)		6,715,236

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Warrants - 0.0%

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 05/18/2012 (Food)*	34,520	$21,676

Total Warrants (Cost $2,237)		21,676

Cash Equivalent - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio (Mutual Funds)	4,338,945	4,338,945

Total Cash Equivalent (Cost $4,338,945)		4,338,945

Total Investments — 99.1% (Cost $ 100,242,057)		106,248,173

Other Assets Less Liabilities - 0.9%		1,001,710

Net Assets — 100.0%		$107,249,883

Summary of Abbreviations

ADR	American Depository Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 6.3% of net assets as of January 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2011 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of January 31, 2011: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); International Small Companies Portfolio (“International Small Companies”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets and Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of HLM International Equity Portfolio of AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Investor Class of International Small Companies commenced operations on March 26, 2007. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008. Effective November 3, 2009, Global Equity launched the Institutional Class shares and redesignated existing shares as Advisor Class shares. Investor Class of Frontier Emerging Markets commenced operations on December 31, 2010.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

2. Summary of Significant Accounting Policies (continued)

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Schedules of Investments as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. At January 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Portfolio’s investments:

Global Equity ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$101,929,638	$66,257,260	$—	$168,186,898
Cash Equivalents	1,262,047	—	—	1,262,047

Total Investments	$103,191,685	$66,257,260	$—	$169,448,945

International Equity ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$175,201,344	$542,391,691	$—	$717,593,035
Preferred Stocks	24,674,875	10,168,359	—	34,843,234
Cash Equivalents	43,525,505	—	—	43,525,505

Total Investments	$243,401,724	$552,560,050	$—	$795,961,774

International Small Companies ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$742,159	$18,205,416	$—	$18,947,575
Preferred Stocks	—	274,697	—	274,697
Warrants	3,876	—	—	3,876
Cash Equivalents	800,317	—	—	800,317

Total Investments	$1,546,352	$18,480,113	$—	$20,026,465

Institutional Emerging Markets ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$158,090,276	$226,676,687	$—	$384,766,963
Preferred Stocks	24,238,532	14,962,828	—	39,201,360
Participation Notes	—	1,826,540	—	1,826,540
Cash Equivalents	18,123,957	—	—	18,123,957

Total Investments	$200,452,765	$243,466,055	$—	$443,918,820

2. Summary of Significant Accounting Policies (continued)

Emerging Markets ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$806,875,076	$1,105,982,195	$—	$1,912,857,271
Preferred Stocks	63,328,378	47,379,036	—	110,707,414
Participation Notes	—	9,560,187	—	9,560,187
Cash Equivalents	91,468,313	—	—	91,468,313

Total Investments	$961,671,767	$1,162,921,418	$—	$2,124,593,185

Frontier Emerging Markets ASSET VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$35,535,681	$59,636,635	$—	$95,172,316
Participation Notes	—	6,715,236	—	6,715,236
Warrants	21,676	—	—	21,676
Cash Equivalents	4,338,945	—	—	4,338,945

Total Investments	$39,896,302	$66,351,871	$—	$106,248,173

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/ (depreciation) on investments at January 31, 2011, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost

Global Equity	$32,679,252	$(1,442,776)	$31,236,476	$138,212,469

International Equity	166,180,530	(5,329,385)	160,851,145	635,110,629

International Small Companies	3,364,179	(383,111)	2,981,068	17,045,397

Institutional Emerging Markets	79,660,387	(5,340,575)	74,319,812	369,599,008

Emerging Markets	656,974,143	(22,823,937)	634,150,206	1,490,442,979

Frontier Emerging Markets	9,520,210	(3,516,666)	6,003,544	100,244,628

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2011.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets Portfolio is permitted to invest up to 35% of its net assets in companies in the same industry. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2011, the Portfolio’s investment in the Banking industry amounted to 33.1% of net assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President
(Principal Executive Officer)

Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President
(Principal Executive Officer)

Date:	March 30, 2011

By:	/s/ Charles S. Todd
Charles S. Todd, Treasurer
(Principal Financial Officer)

Date:	March 30, 2011